Operating Lease (Tables)	6 Months Ended
Jun. 30, 2024
Operating Lease [Abstract]
Schedule of Operating Lease Related Assets and Liabilities	The table below presents the operating lease related assets and liabilities recorded on the unaudited condensed consolidated balance sheets.
	June 30, 2024	December 31, 2023
Right of use assets	$1,415,033	$1,680,547

Operating lease liabilities, current	752,429	761,904
Operating lease liabilities, noncurrent	638,711	1,003,943
Total operating lease liabilities	$1,391,140	$1,765,847

Schedule of Other information about the Company’s Leases	Other information about the Company’s leases is as follows:
	For the Six Months Ended June 30,
	2024	2023
Operating cash flows used in operating leases	$376,638	$293,214
Weighted average remaining lease term (years)	1.81	2.33
Weighted average discount rate	4.75%	4.75%

Schedule of Maturities of Lease Liabilities	The following is a schedule, by period/year, of maturities of lease liabilities as of June 30, 2024:
June 30, 2024
For the six months ending December 31, 2024	$439,300
For the year ending December 31, 2025	796,179
For the year ending December 31, 2026	217,140
Total lease payments	1,452,619
Less: Imputed interest	(61,479)
Present value of lease liabilities	$1,391,140